Comprehensive Income and Accumulated Other Comprehensive Income (Loss) - Summary of Effects of Reclassifications from Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization of pension and other postretirement benefit plan items:
Total net of tax	$ 7,864	$ (6,463)	$ 22,104
Pension and Other Postretirement Benefit Plans [Member] | Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Amortization of pension and other postretirement benefit plan items:
Actuarial losses	5,410
Prior service credit	(131)
Total before tax	5,279
Tax benefit	(1,849)
Total net of tax	$ (3,430)